Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Group Term Life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	$ 192,607	$ 205,989	$ 206,741
Less: Reinsurance ceded and other	(2,612)	(3,109)	(2,711)
Balance at the beginning of the period, net of reinsurance	189,995	202,880	204,030
Incurred losses related to:
Current year	116,735	121,051	135,665
Prior year's interest	7,388	7,575	7,723
Prior year(s)	(12,207)	(25,441)	(24,094)
Total incurred losses	111,916	103,185	119,294
Paid losses related to:
Current year	72,794	76,377	82,629
Prior year(s)	41,891	39,693	37,815
Total paid losses	114,685	116,070	120,444
Balance at the end of the period, net of reinsurance	187,226	189,995	202,880
Plus: Reinsurance ceded and other	2,296	2,612	3,109
Balance at the end of the period, gross of reinsurance	189,522	192,607	205,989
Group Disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	1,229,425	1,288,470	1,314,927
Less: Reinsurance ceded and other	(33,494)	(32,709)	(33,721)
Balance at the beginning of the period, net of reinsurance	1,195,931	1,255,761	1,281,206
Incurred losses related to:
Current year	275,567	280,183	314,115
Prior year's interest	53,255	54,696	56,778
Prior year(s)	(29,995)	(56,891)	(64,669)
Total incurred losses	298,827	277,988	306,224
Paid losses related to:
Current year	68,769	67,069	63,057
Prior year(s)	262,215	270,749	268,612
Total paid losses	330,984	337,818	331,669
Balance at the end of the period, net of reinsurance	1,163,774	1,195,931	1,255,761
Plus: Reinsurance ceded and other	34,642	33,494	32,709
Balance at the end of the period, gross of reinsurance	$ 1,198,416	$ 1,229,425	$ 1,288,470